Property And Equipment	12 Months Ended
Dec. 31, 2011
Property And Equipment [Abstract]
Property And Equipment
3.	Property and Equipment

Property and equipment consisted of the following (in thousands):

	December 31,
	2011	2010
Ships	$5,314,651	$5,269,084
Ships under construction	184,498	77,045
Land	1,009	1,009
Other	202,928	186,770

	5,703,086	5,533,908
Less: accumulated depreciation and amortization	(1,062,993)	(894,627)

Total	$4,640,093	$4,639,281

Depreciation and amortization expense for the years ended December 31, 2011, 2010 and 2009 was $184.0 million, $170.2 million and $152.7 million, respectively. Repairs and maintenance expenses including Dry-docking expenses were $64.7 million, $60.9 million and $50.5 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Ships under construction include progress payments to the shipyard, planning and design fees, loan interest and commitment fees and other associated costs. Interest costs associated with the construction of ships that were capitalized during the construction period amounted to $16.7 million, $8.8 million and $12.1 million for the years ended December 31, 2011, 2010 and 2009, respectively.